Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
AeroVironment, Inc.
(a)
.................. 18,353 $ 3,029,530
ATI, Inc.
(a)
.......................... 65,196 12,850,131
BWX Technologies, Inc. ................ 44,071 8,578,420
Carpenter Technology Corp. ............. 23,248 14,340,296
Hexcel Corp. ........................ 36,312 3,633,379
Huntington Ingalls Industries, Inc. .......... 18,872 5,282,084
Karman Holdings, Inc.
(a)
................ 32,949 1,644,814
Kratos Defense & Security Solutions, Inc.
(a)
... 89,094 4,442,227
Leonardo DRS, Inc. ................... 36,401 1,553,231
Loar Holdings, Inc.
(a) (b)
.................. 21,222 1,710,705
StandardAero, Inc.
(a)
................... 110,260 3,297,877
Textron, Inc. ........................ 83,590 7,667,711
Woodward, Inc. ...................... 28,587 12,162,053
80,192,458
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 56,658 10,670,968
GXO Logistics, Inc.
(a)
.................. 54,993 2,788,145
13,459,113
Automobile Components — 0.4%
BorgWarner, Inc. ..................... 98,676 6,552,086
Gentex Corp. ....................... 102,518 2,590,630
Lear Corp. ......................... 24,320 3,260,339
QuantumScape Corp. , Class A
(a) (b)
......... 241,196 1,823,442
14,226,497
Automobiles — 0.2%
Rivian Automotive, Inc. , Class A
(a)
.......... 405,123 7,028,884
Thor Industries, Inc. ................... 24,628 1,851,041
8,879,925
Banks — 2.1%
Bank OZK ......................... 33,612 1,750,849
BOK Financial Corp. ................... 9,409 1,306,722
Central BanCo, Inc. , Class A ............. 10,937 332,266
Columbia Banking System, Inc. ........... 139,105 4,458,315
Commerce Bancshares, Inc. ............. 64,593 3,730,246
Cullen/Frost Bankers, Inc. ............... 28,545 4,410,773
East West Bancorp, Inc. ................ 65,499 8,455,266
First Hawaiian, Inc. ................... 60,683 1,778,012
First Horizon Corp. .................... 235,395 6,035,528
FNB Corp. ......................... 169,431 3,232,743
Pinnacle Financial Partners, Inc. ........... 71,893 7,252,566
Popular, Inc. ........................ 30,838 5,062,983
Prosperity Bancshares, Inc. .............. 55,391 4,045,205
Southstate Bank Corp. ................. 46,880 4,683,312
TFS Financial Corp. ................... 28,790 510,159
Webster Financial Corp. ................ 80,196 6,128,578
Western Alliance Bancorp ............... 51,184 4,207,325
Wintrust Financial Corp. ................ 31,959 5,136,450
Zions Bancorp NA .................... 69,790 4,828,770
77,346,068
Beverages — 0.4%
Brown-Forman Corp. , Class A ............ 20,706 566,516
Brown-Forman Corp. , Class B, NVS ........ 64,813 1,727,266
Celsius Holdings, Inc.
(a) (b)
................ 82,068 2,402,951
Coca-Cola Consolidated, Inc. ............. 27,289 5,210,016
Molson Coors Beverage Co. , Class B ....... 73,756 2,873,534
Primo Brands Corp. , Class A ............. 117,556 2,873,069
15,653,352
Security
Shares
Shares Value
Biotechnology — 1.8%
(a)
Arrowhead Pharmaceuticals, Inc. .......... 65,068 $ 5,303,693
Ascendis Pharma A/S .................. 23,984 6,397,012
BioMarin Pharmaceutical, Inc. ............ 92,358 5,284,725
Bridgebio Pharma, Inc. ................. 81,434 6,065,204
Caris Life Sciences, Inc. ................ 59,388 1,058,294
Exelixis, Inc. ........................ 120,074 6,533,226
Halozyme Therapeutics, Inc.
(b)
............ 56,579 4,428,438
Ionis Pharmaceuticals, Inc. .............. 79,188 6,278,817
Madrigal Pharmaceuticals, Inc. ............ 8,626 4,631,731
Neurocrine Biosciences, Inc. ............. 47,688 8,037,097
Roivant Sciences Ltd. .................. 235,695 8,341,246
Summit Therapeutics, Inc.
(b)
.............. 65,059 947,910
Viking Therapeutics, Inc.
(b)
............... 54,496 2,125,889
65,433,282
Broadline Retail — 0.3%
Dillard's, Inc. , Class A
(b)
................. 1,541 814,295
Etsy, Inc.
(a)
......................... 45,141 3,400,471
Macy's, Inc. ........................ 127,769 3,008,960
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 29,236 2,247,664
9,471,390
Building Products — 1.4%
A O Smith Corp. ..................... 54,142 3,395,786
AAON, Inc. ......................... 32,818 4,163,292
Advanced Drainage Systems, Inc. ......... 35,015 5,495,954
Allegion plc ......................... 41,008 5,761,214
Armstrong World Industries, Inc. ........... 20,362 3,266,472
Builders FirstSource, Inc.
(a)
.............. 50,467 4,515,787
Fortune Brands Innovations, Inc. .......... 55,849 3,066,110
Hayward Holdings, Inc.
(a)
................ 100,932 1,747,133
Modine Manufacturing Co.
(a)
............. 25,038 6,685,647
Owens Corning ...................... 38,379 6,100,726
Simpson Manufacturing Co., Inc. .......... 19,971 4,180,929
Trex Co., Inc.
(a)
...................... 49,654 2,484,686
50,863,736
Capital Markets — 1.8%
Affiliated Managers Group, Inc. ........... 12,398 4,195,483
Bullish
(a) (b)
.......................... 13,811 323,592
Carlyle Group, Inc. (The) ................ 134,106 5,647,204
Evercore, Inc. , Class A ................. 17,650 6,026,416
FactSet Research Systems, Inc.
(b)
......... 17,442 4,013,055
Franklin Resources, Inc. ................ 129,129 4,296,122
Freedom Holding Corp.
(a) (b)
.............. 9,697 1,265,168
Galaxy Digital, Inc. , Class A
(a)
............. 94,247 2,576,713
Hamilton Lane, Inc. , Class A ............. 20,574 1,621,848
Houlihan Lokey, Inc. , Class A ............. 26,518 3,556,859
Invesco Ltd. ........................ 173,352 4,574,759
Jefferies Financial Group, Inc. ............ 73,562 3,676,629
Lazard, Inc. , Class A ................... 40,927 1,716,478
MarketAxess Holdings, Inc. .............. 9,424 1,069,530
Morningstar, Inc. ..................... 9,628 1,502,160
SEI Investments Co. ................... 48,994 4,297,264
Stifel Financial Corp. .................. 71,805 5,009,835
TPG, Inc. , Class A .................... 72,897 2,955,973
Virtu Financial, Inc. , Class A .............. 41,777 2,488,656
XP, Inc. , Class A ..................... 195,953 3,186,196
63,999,940
Chemicals — 1.0%
Albemarle Corp. ..................... 56,784 7,667,543
Axalta Coating Systems Ltd.
(a)
............ 102,828 3,518,774
Celanese Corp. , Class A ................ 53,850 2,477,100
Eastman Chemical Co. ................. 54,672 3,661,931
Element Solutions, Inc. ................. 109,941 5,249,683

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Mosaic Co. (The) ..................... 153,004 $ 3,242,155
NewMarket Corp. ..................... 2,962 2,343,653
Olin Corp. .......................... 55,349 1,097,017
RPM International, Inc. ................. 60,787 6,756,475
Scotts Miracle-Gro Co. (The) ............. 21,520 1,465,727
37,480,058
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc.
(a)
.................. 24,458 7,306,828
GFL Environmental, Inc. ................ 125,270 4,608,683
MSA Safety, Inc. ..................... 17,523 3,059,165
Tetra Tech, Inc. ...................... 125,258 3,618,704
18,593,380
Communications Equipment — 0.6%
(a)
Applied Optoelectronics, Inc. ............. 37,167 5,506,663
F5, Inc. ........................... 27,248 11,334,078
Viavi Solutions, Inc. ................... 111,627 5,330,189
22,170,930
Construction & Engineering — 1.4%
AECOM ........................... 62,084 4,333,463
API Group Corp.
(a)
.................... 183,669 7,778,382
Dycom Industries, Inc.
(a)
................ 14,305 7,232,465
Everus Construction Group, Inc.
(a)
.......... 24,527 4,070,256
IES Holdings, Inc.
(a)
................... 4,194 3,081,164
Primoris Services Corp. ................ 25,879 2,565,127
Solv Energy, Inc. , Class A
(a)
.............. 18,628 634,283
Sterling Infrastructure, Inc.
(a)
............. 14,476 12,150,575
Valmont Industries, Inc. ................. 9,124 5,270,022
WillScot Holdings Corp. , Class A .......... 85,695 2,473,158
49,588,895
Construction Materials — 0.1%
Eagle Materials, Inc. ................... 14,995 3,373,875
James Hardie Industries plc , ADR
(a)
........ 71,890 1,882,080
5,255,955
Consumer Finance — 0.7%
Ally Financial, Inc. .................... 133,261 6,123,343
Credit Acceptance Corp.
(a) (b)
.............. 1,760 1,120,662
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 68,138 2,092,518
OneMain Holdings, Inc. ................. 56,160 3,424,075
SLM Corp. ......................... 75,486 1,958,107
SoFi Technologies, Inc.
(a) (b)
.............. 608,073 10,902,749
25,621,454
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc. , Class A ............ 159,782 2,161,850
BJ's Wholesale Club Holdings, Inc.
(a)
........ 62,412 5,443,575
Maplebear, Inc.
(a)
..................... 73,771 3,493,057
Performance Food Group Co.
(a)
........... 72,717 8,129,033
Sprouts Farmers Market, Inc.
(a)
............ 45,088 3,813,543
US Foods Holding Corp.
(a)
............... 105,622 10,799,850
33,840,908
Containers & Packaging — 0.9%
AptarGroup, Inc. ..................... 30,522 3,821,354
Avery Dennison Corp. .................. 36,898 5,990,390
Crown Holdings, Inc. .................. 53,691 6,003,728
Graphic Packaging Holding Co. ........... 141,206 1,492,548
Packaging Corp. of America ............. 41,792 9,958,198
Silgan Holdings, Inc. ................... 42,831 1,986,930
Sonoco Products Co. .................. 47,814 2,694,319
31,947,467
Security
Shares
Shares Value
Distributors — 0.2%
LKQ Corp. ......................... 122,631 $ 3,228,874
Pool Corp. ......................... 15,631 3,359,102
6,587,976
Diversified Consumer Services — 0.5%
ADT, Inc. .......................... 276,281 1,795,827
Bright Horizons Family Solutions, Inc.
(a)
...... 25,241 1,789,082
Duolingo, Inc. , Class A
(a) (b)
............... 18,533 2,131,666
Grand Canyon Education, Inc.
(a)
........... 12,493 1,787,873
H&R Block, Inc. ...................... 61,205 2,330,686
Liberty Live Holdings, Inc. , Class A
(a)
........ 9,791 991,437
Liberty Live Holdings, Inc. , Class C, NVS
(a)
.... 23,543 2,487,082
Service Corp. International .............. 64,847 4,925,778
18,239,431
Diversified Telecommunication Services — 0.2%
Globalstar, Inc.
(a)
..................... 24,810 2,016,805
Iridium Communications, Inc. ............. 44,733 2,453,605
Liberty Global Ltd. , Class A
(a)
............. 81,741 929,395
Liberty Global Ltd. , Class C, NVS
(a)
......... 64,826 713,086
6,112,891
Electric Utilities — 0.5%
IDACORP, Inc. ...................... 26,670 4,035,171
OGE Energy Corp. .................... 99,851 4,858,750
Oklo, Inc. , Class A
(a) (b)
.................. 67,698 3,542,636
Pinnacle West Capital Corp. ............. 58,349 6,243,343
18,679,900
Electrical Equipment — 1.6%
Acuity, Inc. ......................... 14,565 5,486,053
Forgent Power Solutions, Inc. , Class A
(a)
..... 61,546 3,437,960
Generac Holdings, Inc.
(a)
................ 27,879 8,163,250
Nextpower, Inc. , Class A
(a)
............... 71,296 8,494,205
nVent Electric plc ..................... 77,401 13,127,984
Powell Industries, Inc. .................. 13,916 3,984,986
Regal Rexnord Corp. .................. 31,950 7,610,170
Sensata Technologies Holding plc .......... 69,770 3,330,820
Vicor Corp.
(a)
........................ 11,869 4,507,609
X-Energy, Inc.
(a)
...................... 20,303 372,763
58,515,800
Electronic Equipment, Instruments & Components — 1.8%
Advanced Energy Industries, Inc. .......... 18,178 6,778,031
Arrow Electronics, Inc.
(a)
................ 24,632 5,256,715
Avnet, Inc. ......................... 39,081 3,471,174
Cognex Corp. ....................... 80,558 5,834,010
Ingram Micro Holding Corp. .............. 21,176 580,858
IPG Photonics Corp.
(a) (b)
................ 12,365 1,450,662
Littelfuse, Inc. ....................... 11,971 5,450,755
Ralliant Corp. ....................... 53,942 3,971,750
Sanmina Corp.
(a)
..................... 24,442 6,185,781
TD SYNNEX Corp. .................... 36,876 9,858,430
TTM Technologies, Inc.
(a)
................ 49,081 9,179,129
Vontier Corp. ........................ 67,902 1,969,158
Zebra Technologies Corp. , Class A
(a)
........ 23,103 6,082,096
66,068,549
Energy Equipment & Services — 0.2%
NOV, Inc. .......................... 172,690 3,203,400
Weatherford International plc ............. 33,994 2,770,511
5,973,911
Entertainment — 0.3%
(a)
Madison Square Garden Sports Corp. ....... 7,809 3,137,968
Roku, Inc. , Class A .................... 62,891 8,687,763
11,825,731

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 1.1%
Affirm Holdings, Inc. , Class A
(a)
............ 134,919 $ 11,002,644
Chime Financial, Inc. , Class A
(a)
........... 131,680 2,696,806
Corebridge Financial, Inc. ............... 118,548 3,394,029
Equitable Holdings, Inc. ................ 121,012 5,310,007
Euronet Worldwide, Inc.
(a)
............... 17,525 1,282,655
Jack Henry & Associates, Inc. ............ 34,734 4,784,261
MGIC Investment Corp. ................ 101,338 2,857,732
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 27,832 1,353,748
UWM Holdings Corp. , Class A ............ 151,287 346,447
Voya Financial, Inc. ................... 44,701 4,046,782
Western Union Co. (The) ............... 69,410 534,457
WEX, Inc.
(a)
......................... 16,478 2,324,881
39,934,449
Food Products — 0.8%
Campbell's Co. (The) .................. 95,517 2,127,164
Conagra Brands, Inc. .................. 229,514 3,089,258
Darling Ingredients, Inc.
(a)
............... 75,410 4,118,894
Freshpet, Inc.
(a)
...................... 23,703 1,401,321
Hormel Foods Corp. ................... 139,568 3,464,078
Ingredion, Inc. ....................... 30,457 2,884,583
J M Smucker Co. (The) ................. 50,334 5,662,575
JBS NV , Class A ..................... 157,112 1,861,777
Lamb Weston Holdings, Inc. ............. 64,126 2,768,961
Pilgrim's Pride Corp. ................... 20,477 575,609
Post Holdings, Inc.
(a)
................... 19,567 1,726,983
Seaboard Corp. ...................... 117 522,327
Smithfield Foods, Inc. .................. 22,632 549,052
30,752,582
Gas Utilities — 0.3%
MDU Resources Group, Inc. ............. 98,955 2,098,836
National Fuel Gas Co. ................. 45,334 3,500,238
UGI Corp. .......................... 103,661 3,580,451
9,179,525
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(a) (b)
.............. 8,379 1,238,668
Knight-Swift Transportation Holdings, Inc. , Class
A ............................. 76,148 5,929,645
Landstar System, Inc. .................. 16,313 3,373,691
Lyft, Inc. , Class A
(a)
.................... 183,688 2,683,682
Ryder System, Inc. .................... 18,073 4,767,115
Saia, Inc.
(a)
......................... 12,850 5,411,906
Schneider National, Inc. , Class B .......... 24,790 905,579
U-Haul Holding Co.
(a)
.................. 3,735 244,418
U-Haul Holding Co. , NVS ............... 49,064 2,830,993
27,385,697
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc. ................ 247,480 5,276,274
Envista Holdings Corp.
(a)
................ 78,215 2,060,965
Globus Medical, Inc. , Class A
(a)
........... 53,997 4,266,303
Insulet Corp.
(a)
....................... 33,329 5,074,340
Penumbra, Inc.
(a)
..................... 18,341 5,791,171
Solventum Corp.
(a)
.................... 71,167 5,490,534
Teleflex, Inc. ........................ 21,309 2,701,129
30,660,716
Health Care Providers & Services — 1.3%
Chemed Corp. ....................... 6,272 2,921,121
DaVita, Inc.
(a)
........................ 15,521 3,453,112
Encompass Health Corp. ............... 47,439 4,795,134
Ensign Group, Inc. (The) ................ 27,215 4,362,565
Guardant Health, Inc.
(a)
................. 61,316 9,199,239
Henry Schein, Inc.
(a)
................... 47,486 3,966,031
Molina Healthcare, Inc.
(a)
................ 24,790 5,669,473
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
(a)
................ 41,141 $ 7,696,658
Universal Health Services, Inc. , Class B ..... 24,524 3,646,474
45,709,807
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc. ........ 82,699 4,370,642
American Healthcare REIT, Inc. ........... 91,941 4,794,723
Healthcare Realty Trust, Inc. , Class A ....... 161,299 3,253,401
Healthpeak Properties, Inc. .............. 334,060 7,148,884
Janus Living, Inc. , Class A-1 ............. 22,311 641,218
Medical Properties Trust, Inc. ............. 243,577 1,125,326
Omega Healthcare Investors, Inc. .......... 143,518 6,842,938
28,177,132
Health Care Technology — 0.0%
Doximity, Inc. , Class A
(a)
................ 62,964 1,305,873
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 326,944 7,751,842
Hotels, Restaurants & Leisure — 1.7%
Aramark ........................... 126,168 7,178,959
Boyd Gaming Corp. ................... 24,582 2,171,328
Caesars Entertainment, Inc.
(a)
............ 97,936 2,955,709
Cava Group, Inc.
(a)
.................... 48,360 3,795,293
Choice Hotels International, Inc.
(b)
.......... 13,414 1,479,162
Churchill Downs, Inc. .................. 32,058 2,873,679
Domino's Pizza, Inc. ................... 14,358 4,250,542
Dutch Bros, Inc. , Class A
(a)
.............. 56,516 4,058,414
Hyatt Hotels Corp. , Class A .............. 19,116 3,705,445
MGM Resorts International
(a)
............. 89,599 4,283,728
Norwegian Cruise Line Holdings Ltd.
(a)
....... 219,998 4,644,158
Planet Fitness, Inc. , Class A
(a)
............ 38,059 1,985,538
Texas Roadhouse, Inc. , Class A ........... 31,654 6,116,502
Travel + Leisure Co. ................... 28,536 2,181,006
Vail Resorts, Inc. ..................... 16,877 2,297,804
Wingstop, Inc. ....................... 13,212 2,291,093
Wyndham Hotels & Resorts, Inc. .......... 35,334 2,975,476
Wynn Resorts Ltd. .................... 36,652 3,558,543
62,802,379
Household Durables — 0.8%
Mohawk Industries, Inc.
(a)
............... 24,222 2,938,855
SharkNinja, Inc.
(a)
..................... 40,407 6,152,774
Somnigroup International, Inc. ............ 98,052 7,687,277
Toll Brothers, Inc. ..................... 45,403 7,480,144
TopBuild Corp.
(a)
..................... 13,217 4,685,823
Whirlpool Corp. ...................... 30,239 1,192,022
30,136,895
Household Products — 0.2%
Clorox Co. (The) ..................... 58,017 5,537,143
Reynolds Consumer Products, Inc. ......... 27,353 734,428
6,271,571
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 342,295 5,018,044
Brookfield Renewable Corp. ............. 65,248 2,422,006
Clearway Energy, Inc. , Class C ........... 57,972 1,981,483
Talen Energy Corp.
(a)
.................. 21,703 8,339,595
17,761,128
Industrial REITs — 0.6%
Americold Realty Trust, Inc. .............. 139,588 2,194,323
EastGroup Properties, Inc. .............. 25,693 5,203,603
First Industrial Realty Trust, Inc. ........... 63,516 3,894,166
Lineage, Inc. ........................ 33,435 1,446,064
Rexford Industrial Realty, Inc. ............ 108,520 3,635,420

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
STAG Industrial, Inc. .................. 92,168 $ 3,507,914
19,881,490
Insurance — 2.2%
American Financial Group, Inc. ........... 32,015 4,480,179
Assurant, Inc. ....................... 21,522 5,779,303
Assured Guaranty Ltd. ................. 23,894 1,915,343
Axis Capital Holdings Ltd. ............... 23,027 2,474,021
Brighthouse Financial, Inc.
(a)
............. 27,350 1,731,255
Everest Group Ltd. .................... 19,055 6,807,018
First American Financial Corp. ............ 46,974 3,221,947
Globe Life, Inc. ...................... 38,145 6,815,749
Hanover Insurance Group, Inc. (The) ....... 16,851 3,608,136
Kinsale Capital Group, Inc. .............. 11,248 3,709,703
Lincoln National Corp. ................. 24,581 868,938
Old Republic International Corp. ........... 109,049 4,462,285
Primerica, Inc. ....................... 15,453 4,391,743
Reinsurance Group of America, Inc. ........ 31,536 6,706,130
RenaissanceRe Holdings Ltd. ............ 20,083 6,364,303
RLI Corp. .......................... 44,649 2,637,416
Ryan Specialty Holdings, Inc. , Class A ....... 61,629 2,327,111
Unum Group ........................ 77,506 6,929,036
White Mountains Insurance Group Ltd. ...... 1,304 2,703,700
77,933,316
Interactive Media & Services — 0.3%
Match Group, Inc. .................... 112,064 4,264,035
People, Inc.
(a)
....................... 31,294 1,444,531
Pinterest, Inc. , Class A
(a)
................ 235,880 4,960,557
10,669,123
IT Services — 0.7%
Amdocs Ltd. ........................ 51,404 2,597,958
Applied Digital Corp.
(a)
................. 122,697 4,576,598
DigitalOcean Holdings, Inc.
(a)
............. 39,053 6,132,493
EPAM Systems, Inc.
(a) (b)
................ 24,523 1,945,900
Gartner, Inc.
(a)
....................... 31,424 4,073,179
GoDaddy, Inc. , Class A
(a)
................ 63,464 5,386,824
Kyndryl Holdings, Inc.
(a)
................. 110,429 1,248,952
25,961,904
Leisure Products — 0.3%
Brunswick Corp. ..................... 31,280 2,635,027
Hasbro, Inc. ........................ 67,752 5,595,638
Mattel, Inc.
(a)
........................ 138,968 1,928,876
YETI Holdings, Inc.
(a)
.................. 36,263 1,797,194
11,956,735
Life Sciences Tools & Services — 1.2%
Avantor, Inc.
(a)
....................... 319,359 3,161,654
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 8,802 2,584,355
Bio-Techne Corp. ..................... 75,324 5,321,641
Bruker Corp.
(b)
....................... 53,413 3,214,394
Charles River Laboratories International, Inc.
(a)
. 23,615 5,355,646
Medpace Holdings, Inc.
(a)
............... 11,113 5,885,334
QIAGEN NV ........................ 99,031 3,872,112
Repligen Corp.
(a)
..................... 25,640 3,498,322
Revvity, Inc. ........................ 53,777 5,983,229
Sotera Health Co.
(a)
................... 134,511 2,387,570
Tempus AI, Inc. , Class A
(a) (b)
.............. 51,773 2,999,210
44,263,467
Machinery — 3.6%
AGCO Corp. ........................ 28,815 3,449,156
Allison Transmission Holdings, Inc. ......... 39,833 4,490,772
Chart Industries, Inc.
(a)
................. 22,976 4,800,605
Crane Co. .......................... 23,841 5,318,212
Security
Shares
Shares Value
Machinery (continued)
Donaldson Co., Inc. ................... 55,567 $ 4,988,250
Esab Corp. ......................... 27,498 2,712,128
Flowserve Corp. ..................... 61,334 4,548,529
Gates Industrial Corp. plc
(a)
.............. 120,976 3,383,699
Graco, Inc. ......................... 79,492 6,010,390
ITT, Inc. ........................... 42,949 8,493,594
Lincoln Electric Holdings, Inc. ............ 25,725 6,830,245
Middleby Corp. (The)
(a)
................. 20,871 3,590,021
Mueller Industries, Inc. ................. 52,268 6,425,305
Nordson Corp. ....................... 25,409 7,665,641
Oshkosh Corp. ...................... 30,177 4,631,566
Pentair plc ......................... 77,193 5,917,615
RBC Bearings, Inc.
(a)
.................. 15,020 9,673,781
Snap-on, Inc. ....................... 24,418 9,825,803
SPX Technologies, Inc.
(a)
................ 23,428 5,743,843
Stanley Black & Decker, Inc. ............. 74,835 7,043,470
Timken Co. (The) ..................... 31,011 4,506,519
Toro Co. (The) ....................... 46,014 4,482,684
Watts Water Technologies, Inc. , Class A ...... 13,123 5,136,998
129,668,826
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 25,808 3,509,114
Media — 0.7%
Liberty Broadband Corp. , Class A
(a)
......... 8,515 283,379
Liberty Broadband Corp. , Class C, NVS
(a)
.... 55,900 1,859,234
New York Times Co. (The) , Class A ......... 74,165 5,190,067
News Corp. , Class A, NVS .............. 179,791 4,464,211
News Corp. , Class B .................. 59,808 1,678,212
Nexstar Media Group, Inc. , Class A ......... 13,778 2,460,613
NIQ Global Intelligence plc
(a)
............. 28,416 265,690
Sirius XM Holdings, Inc. ................ 85,315 2,520,205
Trade Desk, Inc. (The) , Class A
(a)
.......... 201,507 3,643,247
Versant Media Group, Inc. ............... 68,036 2,449,976
24,814,834
Metals & Mining — 1.3%
Alcoa Corp. ......................... 126,784 6,610,518
Almonty Industries, Inc.
(a)
............... 104,535 1,731,100
Aura Minerals, Inc. .................... 19,555 1,230,987
Cleveland-Cliffs, Inc.
(a)
................. 272,628 2,559,977
Coeur Mining, Inc. .................... 494,873 8,076,327
Hecla Mining Co. ..................... 304,579 4,699,654
MP Materials Corp. , Class A
(a) (b)
........... 69,092 3,869,843
Reliance, Inc. ....................... 24,534 9,165,902
Royal Gold, Inc. ...................... 40,849 8,153,869
46,098,177
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ................ 551,868 6,015,361
Annaly Capital Management, Inc. .......... 353,447 7,903,075
Rithm Capital Corp. ................... 268,118 2,517,628
Starwood Property Trust, Inc. ............. 168,396 2,758,327
19,194,391
Multi-Utilities — 0.3%
NiSource, Inc. ....................... 230,510 10,960,751
Office REITs — 0.4%
BXP, Inc. .......................... 76,299 5,059,387
Cousins Properties, Inc. ................ 78,564 2,355,349
Kilroy Realty Corp. .................... 56,246 2,107,537
Vornado Realty Trust .................. 84,449 3,318,846
12,841,119

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 1.5%
Antero Midstream Corp. ................ 159,057 $ 3,618,547
Antero Resources Corp.
(a)
............... 142,949 5,023,228
APA Corp. ......................... 169,841 5,531,721
Chord Energy Corp. ................... 27,228 3,112,160
DT Midstream, Inc. .................... 48,982 7,187,619
HF Sinclair Corp. ..................... 74,633 5,198,188
Matador Resources Co. ................ 55,890 2,782,204
Ovintiv, Inc. ......................... 136,497 7,186,567
Permian Resources Corp. , Class A ......... 380,489 7,004,803
Range Resources Corp. ................ 113,252 4,211,842
Viper Energy, Inc. , Class A .............. 91,213 3,867,431
54,724,310
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 30,600 2,406,996
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc. .................. 53,425 2,788,785
American Airlines Group, Inc. ............. 314,299 5,679,383
8,468,168
Personal Care Products — 0.1%
elf Beauty, Inc.
(a)
..................... 28,285 2,093,090
Pharmaceuticals — 0.9%
Axsome Therapeutics, Inc.
(a)
............. 20,772 5,084,363
Corcept Therapeutics, Inc.
(a)
............. 45,674 3,971,354
Elanco Animal Health, Inc.
(a)
.............. 238,016 5,857,574
Jazz Pharmaceuticals plc
(a)
.............. 28,728 6,922,586
Organon & Co. ...................... 127,717 1,729,288
Viatris, Inc. ......................... 559,850 8,890,418
32,455,583
Professional Services — 0.9%
Amentum Holdings, Inc.
(a)
............... 74,661 1,543,243
Booz Allen Hamilton Holding Corp. , Class A ... 57,624 3,496,048
CACI International, Inc. , Class A
(a)
......... 10,531 4,878,591
ExlService Holdings, Inc.
(a)
.............. 71,300 1,843,818
FTI Consulting, Inc.
(a)
.................. 14,697 2,190,000
Genpact Ltd. ........................ 74,755 2,055,762
KBR, Inc. .......................... 61,348 2,118,346
Parsons Corp.
(a)
...................... 17,826 933,904
Paycom Software, Inc. ................. 19,727 2,479,289
Paylocity Holding Corp.
(a)
............... 21,404 2,237,360
Planet Labs PBC , Class A
(a)
.............. 134,389 4,452,308
Robert Half, Inc. ..................... 48,785 1,497,700
Science Applications International Corp. ..... 20,648 2,279,746
32,006,115
Real Estate Management & Development — 0.3%
(a)
Howard Hughes Holdings, Inc. ............ 15,122 1,081,072
Jones Lang LaSalle, Inc. ................ 22,183 6,875,621
Zillow Group, Inc. , Class A ............... 19,212 602,680
Zillow Group, Inc. , Class C, NVS .......... 78,724 2,481,381
11,040,754
Residential REITs — 0.6%
American Homes 4 Rent , Class A .......... 162,300 5,440,296
Camden Property Trust ................. 47,455 5,433,123
Equity LifeStyle Properties, Inc. ........... 92,926 5,989,080
UDR, Inc. .......................... 156,215 6,236,103
23,098,602
Retail REITs — 0.9%
Agree Realty Corp. ................... 56,948 4,313,241
Brixmor Property Group, Inc. ............. 146,809 4,628,888
Federal Realty Investment Trust ........... 41,251 5,092,023
Kimco Realty Corp. ................... 318,456 8,072,860
Security
Shares
Shares Value
Retail REITs (continued)
NNN REIT, Inc. ...................... 91,081 $ 4,237,999
Regency Centers Corp. ................ 87,832 7,003,724
33,348,735
Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc.
(a) (b)
............ 59,725 4,158,054
Amkor Technology, Inc. ................. 60,060 5,178,974
Cirrus Logic, Inc.
(a)
.................... 24,585 3,651,610
Enphase Energy, Inc.
(a)
................. 61,695 3,037,862
FormFactor, Inc.
(a)
.................... 37,372 5,976,904
Lattice Semiconductor Corp.
(a)
............ 65,610 10,035,706
MACOM Technology Solutions Holdings, Inc.
(a)
. 32,233 12,260,466
MKS, Inc. .......................... 32,311 14,371,933
Onto Innovation, Inc.
(a)
................. 23,864 9,031,331
Qorvo, Inc.
(a)
........................ 40,593 3,786,109
Rambus, Inc.
(a)
...................... 51,784 6,873,808
Semtech Corp.
(a)
..................... 44,643 7,225,469
SiTime Corp.
(a)
....................... 10,704 7,980,474
Skyworks Solutions, Inc. ................ 72,332 4,904,110
Universal Display Corp. ................ 20,983 1,816,918
100,289,728
Software — 2.6%
Appfolio, Inc. , Class A
(a)
................ 10,992 1,762,567
Aurora Innovation, Inc. , Class A
(a) (b)
......... 580,125 3,956,452
Bentley Systems, Inc. , Class B ............ 78,600 2,349,354
BILL Holdings, Inc.
(a)
................... 42,841 1,549,131
BitMine Immersion Technologies, Inc. ....... 271,502 3,613,692
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 263,982 1,362,147
DocuSign, Inc. , Class A
(a)
............... 93,273 4,143,187
Dolby Laboratories, Inc. , Class A .......... 29,137 1,532,023
Dropbox, Inc. , Class A
(a)
................ 73,235 2,011,765
Dynatrace, Inc.
(a)
..................... 142,591 6,261,171
Elastic NV
(a)
........................ 44,134 2,516,521
Figma, Inc. , Class A
(a)
.................. 102,671 1,857,318
Gen Digital, Inc. ...................... 260,648 6,487,529
Gitlab, Inc. , Class A
(a)
.................. 68,676 2,096,678
Guidewire Software, Inc.
(a)
............... 40,708 5,009,119
HubSpot, Inc.
(a)
...................... 23,909 4,363,632
IREN Ltd.
(a)
......................... 155,588 7,115,039
Klaviyo, Inc. , Class A
(a)
................. 66,959 1,011,081
Manhattan Associates, Inc.
(a)
............. 28,185 3,924,761
Nutanix, Inc. , Class A
(a)
................. 124,778 6,358,687
Pegasystems, Inc. .................... 42,741 1,280,948
Procore Technologies, Inc.
(a)
............. 59,603 2,421,074
RingCentral, Inc. , Class A ............... 36,113 1,407,685
Rubrik, Inc. , Class A
(a)
.................. 74,662 5,993,865
SailPoint, Inc.
(a) (b)
..................... 31,523 461,497
SentinelOne, Inc. , Class A
(a)
.............. 154,282 2,618,165
Terawulf, Inc.
(a)
...................... 174,130 4,301,011
UiPath, Inc. , Class A
(a)
................. 192,349 2,090,834
Unity Software, Inc.
(a)
.................. 173,650 4,962,917
94,819,850
Specialized REITs — 0.7%
CubeSmart ......................... 108,960 4,333,339
EPR Properties ...................... 36,290 2,105,183
Fermi, Inc.
(a)
........................ 98,888 905,814
Gaming & Leisure Properties, Inc. ......... 131,060 5,836,102
Lamar Advertising Co. , Class A ........... 41,120 6,413,898
Millrose Properties, Inc. , Class A ........... 74,504 2,238,845
National Storage Affiliates Trust ........... 34,754 1,545,510
Rayonier, Inc. ....................... 144,378 3,072,364
26,451,055

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail — 1.3%
AutoNation, Inc.
(a)
..................... 11,861 $ 2,203,655
Bath & Body Works, Inc. ................ 96,822 2,239,493
CarMax, Inc.
(a)
....................... 68,544 3,625,292
Chewy, Inc. , Class A
(a)
................. 112,415 2,208,955
Dick's Sporting Goods, Inc. .............. 30,426 6,900,921
Five Below, Inc.
(a)
..................... 26,144 4,700,430
Floor & Decor Holdings, Inc. , Class A
(a)
...... 51,439 3,053,419
GameStop Corp. , Class A
(a) (b)
............. 197,298 4,356,340
Gap, Inc. (The) ...................... 108,150 2,020,242
Lithia Motors, Inc. , Class A .............. 10,814 3,141,359
Murphy USA, Inc. .................... 8,088 4,358,380
Penske Automotive Group, Inc. ........... 8,628 1,543,981
Valvoline, Inc.
(a)
...................... 61,895 2,447,328
Wayfair, Inc. , Class A
(a)
................. 50,127 4,632,737
47,432,532
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc.
(a)
......................... 176,769 9,414,717
Textiles, Apparel & Luxury Goods — 0.5%
Amer Sports, Inc.
(a)
.................... 88,427 2,992,370
Birkenstock Holding plc
(a) (b)
.............. 19,340 832,200
Columbia Sportswear Co. ............... 10,348 639,713
Crocs, Inc.
(a)
........................ 23,290 2,809,706
PVH Corp. ......................... 21,980 1,632,235
Ralph Lauren Corp. , Class A ............. 18,025 7,235,415
VF Corp. .......................... 169,657 2,829,879
18,971,518
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc. ........ 17,705 5,986,946
Core & Main, Inc. , Class A
(a)
.............. 90,271 4,355,576
MSC Industrial Direct Co., Inc. , Class A ...... 22,122 2,631,412
QXO, Inc.
(a) (b)
........................ 312,480 5,399,654
SiteOne Landscape Supply, Inc.
(a)
.......... 20,999 2,402,495
Watsco, Inc. ........................ 16,828 7,012,732
WESCO International, Inc. ............... 23,041 7,959,053
35,747,868
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 136,410 5,225,867
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 43,544 $ 3,952,053
Total Common Stocks — 58 .8%
(Cost: $ 1,971,704,769 ) ............................ 2,133,559,381
Investment Companies
iShares Russell 2000 ETF
(b) (c)
............. 4,949,192 1,486,984,736
Total Investment Companies — 41 .0%
(Cost: $ 1,173,802,198 ) ............................ 1,486,984,736
Total Long-Term Investments — 99.8%
(Cost: $ 3,145,506,967 ) ............................ 3,620,544,117
Short-Term Securities
Money Market Funds — 41.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 1,498,155,246 1,498,604,692
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 4,821,438 4,821,438
Total Short-Term Securities — 41 .5%
(Cost: $ 1,503,343,984 ) ............................ 1,503,426,130
Total Investments — 141 .3%
(Cost: $ 4,648,850,951 ) ............................ 5,123,970,247
Liabilities in Excess of Other Assets — (41.3) % ............ (1,496,501,520)
Net Assets — 100.0% ...............................
$ 3,627,468,727
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 979,589,916 $ 518,904,338
(a)
$ — $ 11,803 $ 98,635 $ 1,498,604,692 1,498,155,246 $ 1,325,778
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,472,175 349,263
(a)
— — — 4,821,438 4,821,438 40,379 —
iShares Russell 2000 ETF ... 1,084,460,104 390,747,599 (231,600,554) 17,965,101 225,412,486 1,486,984,736 4,949,192 3,502,870 —
$ 17,976,904 $ 225,511,121 $ 2,990,410,866 $ 4,869,027 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 32 09/18/26 $ 4,873 $ 28,504
S&P Midcap 400 E-Mini Index ................................................. 12 09/18/26 4,662 11,966
$ 40,470
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,133,559,381 $ — $ — $ 2,133,559,381
Investment Companies ..................................... 1,486,984,736 — — 1,486,984,736
Short-Term Securities
Money Market Funds ...................................... 1,503,426,130 — — 1,503,426,130
$ 5,123,970,247 $ — $ — $ 5,123,970,247
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 40,470 $ — $ — $ 40,470
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NVS Non-Voting Shares
REIT Real Estate Investment Trust